Long-term debt (Tables)	9 Months Ended
Sep. 30, 2025
Long-term debt
Schedule of long-term debt

Long-term debt

in € K

	September 30,	December 31,
	2025	2024

Schuldschein loans	225,636	228,399
Bonds	6,474,170	6,492,120
Other	98,855	115,589
Long-term debt	6,798,661	6,836,108
Less current portion	(475,761)	(575,283)
Long-term debt, less current portion	6,322,900	6,260,825